Derivatives (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) - Regulatory Deferral Hedge [Member] - Foreign Exchange Swaps and Forward Contracts [Member] - Fuel [Member]
$ in Millions
Dec. 31, 2017 USD ($)
2018 [Member}
Derivative [Line Items]
Derivative, Notional Amount	$ 144
Derivative, Average Forward Exchange Rate	1.1061
Derivative, Percent of USD Required to Purchase	79.00%
2019-2021 [Member}
Derivative [Line Items]
Derivative, Notional Amount	$ 156
Derivative, Average Forward Exchange Rate	1.2001
Derivative, Percent of USD Required to Purchase	40.00%